--------------------------------------------------------------------------------
HIGH NET WORTH INVESTORS--CAPITAL APPRECIATION
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Alliance Select
Investor Series
Small Cap Growth Portfolio

Semi-Annual Report
April 30, 2001

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 25, 2001

Dear Shareholder:

This report contains the performance and investment strategy for Alliance Select Investor Series Small Cap Growth Portfolio (the "Portfolio") for the semi-annual reporting period ended April 30, 2001.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Portfolio's investment policies, which are aggressive, focus on stocks of companies with relatively small market capitalizations that are demonstrating improving fundamentals and favorable earnings momentum. The management team may seek to enhance returns through short sales, leverage, options, futures, and forward contracts. These techniques provide the opportunity to reap greater returns but entail greater risks than more traditional investment strategies. The Portfolio is designed for sophisticated investors who appreciate the potential and the risks inherent in such strategies.

Investment Results

The following table provides performance data for the Portfolio and its benchmark, the Russell 2500 Growth Stock Index (the "Russell 2500"), for the period since the Portfolio's inception on January 25, 2001 through April 30, 2001.

INVESTMENT RESULTS*
Period Ended April 30, 2001

                                                               -----------------
                                                                 Total Returns
                                                               -----------------
                                                               Since Inception**
--------------------------------------------------------------------------------

ASIS Small Cap Growth Portfolio
   Class A                                                                -6.80%
--------------------------------------------------------------------------------
   Class B                                                                -7.00%
--------------------------------------------------------------------------------
   Class C                                                                -7.00%
--------------------------------------------------------------------------------
Russell 2500 Growth Stock Index                                          -13.32%
--------------------------------------------------------------------------------

* The Portfolio's investment results are total returns since the Portfolio's inception on January 25, 2001 and are based on the net asset value (NAV) of each class of shares as of April 30, 2001. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolio include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The Russell 2500 Growth Stock Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The unmanaged Russell 2500 Growth Stock Index is comprised of 2500 of the largest capitalized companies that are traded in the United States.


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                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      An investor cannot invest directly in an index or average, and its results are not indicative of the performance for any specific investment, including Alliance Select Investor Series Small Cap Growth Portfolio.

**    Inception date for all classes of shares 1/25/01.

      Additional investment results appear on page 6.

Although disappointed with the Portfolio's early absolute returns, the Portfolio is off to a strong start relative to the Russell 2500 Growth Stock Index. For the period since inception through April 30, 2001, the Portfolio declined 6.80% versus its benchmark's 13.32% decline from January 31, 2001 through April 30, 2001. Technology and health care weighed most heavily on the Portfolio's absolute return as both of these sectors sold off sharply throughout most of the first quarter. In fact, several of the Portfolio's technology holdings lost more than 50% of their value over the period under review.

As for the Portfolio's strong relative performance during the period, stock selection was the key driver. An overweighted position in health care and an underweighted exposure to the industrial sector hurt relative returns during the period. Conversely, the Portfolio's underweighted exposure in the technology sector helped relative performance. The Portfolio maintained market-weight in the consumer space throughout the period.

Among the Portfolio's best performing stocks during the quarter were Health Extras, an online reseller of supplemental disability insurance; Everest Re, a property and casualty reinsurance provider; Strayer Education, a provider of for-profit post-secondary education programs; and Efficient Networks, a provider of digital subscriber lines (DSL) equipment.

Short positions during the quarter generated a positive return and contributed slightly more than 10%, or 45 basis points, of the Portfolio's outperformance during the period.

Investment Strategy

In selecting securities, we primarily look for companies within the Russell 2500, that have strong, experienced management teams, strong market positions and the potential to support above average earnings growth relative to the companies in the Russell 2500. The Portfolio's emphasis on particular industries and sectors will generally resemble that of the Russell 2500. However, the Portfolio employs a "bottom-up" stock selection process, so that at any time the Portfolio's emphasis on a particular industry or sector may vary significantly from that of the Russell 2500. Companies involved in the technology and health care sectors may, from time to time, constitute a significant portion of the Russell 2500, and accordingly, the Portfolio may also invest significantly in these companies. The Portfolio invests in both well-known and established companies and in newer and less-seasoned companies.


--------------------------------------------------------------------------------
2 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Investment Review

The first quarter of 2001 was comprised of two very distinct market environments for small-cap growth stock investors. Buoyed by the Federal Reserve's (the "Fed") January cuts in interest rates, investors moved aggressively to buy small-cap growth stocks at the onset of the new year. For the month of January, the Russell 2500 appreciated an impressive 6.5%. As fourth quarter earnings reports began to come in, however, investors quickly realized that fundamentals had perhaps deteriorated further and far more quickly than previously believed. It became clear that expectations for many companies, particularly those in the areas of technology and telecommunications, were still overly optimistic.

Investors quickly retreated, driving the Russell 2500 down nearly 25% for the months of February and March. The Russell 2500 finished up the quarter down 20%. Markets have improved significantly since then, thus leaving the Russell 2500 roughly unchanged on a year-to-date basis.

Given its January 25, 2001 inception date, the Portfolio's returns for the first quarter only modestly benefited from January's strong performance. However, the improved market environment since the close of the first quarter has since raised the Portfolio's net asset value (NAV).

Consistent with the management team's historical discipline, sector bets in the Portfolio have been kept largely to a minimum. Health care remains modestly overweighted while the industrial/finance and technology sectors remain underweighted. Additionally, the Portfolio has opportunistically shorted several stocks within each sector whose fundamentals are believed to be at risk. As of the period ended April 30, 2001, the Portfolio's short position totaled approximately 7.6%.

Within the health care sector, the Portfolio has emphasized investments in biotechnology and pharmaceutical companies that are likely to benefit from strong development pipelines and favorable written prescription trends. Specific companies include King Pharmaceutical, a vertically integrated branded pharmaceutical company, and CIMA Labs, a developer of unique oral delivery technologies. Among health care services, the Portfolio has favored hospitals and distributors over HMOs because of impending unfavorable medical cost trends. One such investment has been specialty pharmaceutical distributor Priority Healthcare, a major beneficiary of increasingly complex new drug formulations.

The Portfolio remains modestly underweighted in technology, with the belief that fundamentals are likely to remain difficult for at least several quarters. Within technology, the Portfolio's bets are skewed toward the semiconductor space with names such as Exar, under the assumption that much of the bad news is already reflected in current valuations. Conversely, the Portfolio is un-


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                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

derweight in software, where valuations remain rich relative to forward-looking fundamentals which are still at risk. Thus, the Portfolio maintains positions in several software companies, including Actuate, a provider of software solutions for online customer applications.

Although the Portfolio maintains market-weight in the consumer and commercial services sector, investments are skewed toward commercial services companies. Although the consumer has proven surprisingly resilient to date, the Portfolio's investments reflect the view that rising unemployment and deteriorating consumer confidence will have an increasingly negative impact on consumer spending as the year progresses. Investments on the consumer services side emphasize companies such as document storage leader Iron Mountain and teleservices company West Corp., whose businesses have a high degree of predictability in both favorable and unfavorable economic environments.

The Portfolio is underweighted across all sub-sectors of the industrial/finance space with the exception of energy, which is currently market weight. Fundamentals within the industrial space have been particularly difficult, limiting the Portfolio's exposure to only a handful of unique opportunities such as OM Group, a highly diversified producer of specialty metal products, and L-3, a rapidly growing defense electronics manufacturer. Within financial services, the Portfolio has sought investments in insurance-related companies such as Everest Re, which are benefiting from favorable and improved pricing. Finally, the Portfolio's market-weighted energy exposure reflects a favorable view toward underlying commodity trends offset by valuations, which already reflect a fair amount of good news.

Outlook

April and May aside, small-cap growth stock performance has suffered over the past several quarters as underlying fundamentals across most sectors of the economy have shown material signs of weakness. Earnings disappointments and downward estimate revisions have become fairly widespread, and multiples have compressed in anticipation of continued sluggishness. Although the Fed's easing that began in January may re-ignite growth later in the year, near-term fundamentals are likely to remain difficult. Having said that, stocks typically discount good news well in advance and are likely to find a bottom long before the fundamentals reach a trough. This may prove to be particularly good news for small-cap growth stocks, which have historically been market leaders during economic recoveries.


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4 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

[PHOTO OMITTED] John D. Carifa

[PHOTO OMITTED] Bruce K. Aronow

Portfolio Manager, Bruce K. Aronow, has over 13 years of investment experience.

Thank you for your interest and investment in Alliance Select Investor Series Small Cap Growth Portfolio. We look forward to reporting to you again on market activity and the Portfolio's investment results in the coming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Bruce K. Aronow

Bruce K. Aronow
Vice President


--------------------------------------------------------------------------------
                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2001 (unaudited)

ALLIANCE SELECT INVESTOR SERIES
SMALL CAP GROWTH PORTFOLIO

INCEPTION DATES

Class A Shares
1/25/01

Class B Shares
1/25/01

Class C Shares
1/25/01

INDUSTRY BREAKDOWN

   29.9% Technology
   25.1% Health Care                [PIE CHART OMITTED]
   15.1% Consumer Services
    8.3% Finance
    5.0% Energy
    4.8% Capital Goods
    2.0% Basic Industry
    1.2% Transportation
    1.1% Utilities
    0.9% Consumer Staples
    0.6% Consumer Manufacturing

    6.0% Short-Term

COUNTRY BREAKDOWN

   86.7% United States
    3.0% Bermuda                    [PIE CHART OMITTED]
    1.2% Canada
    1.1% Ireland
    1.0% France
    1.0% Netherlands

    6.0% Short-Term

All data as of April 30, 2001. The Fund's industry and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
April 30, 2001 (unaudited)

                                                                     Percent of
Company                                           Value              Net Assets
--------------------------------------------------------------------------------
Caremark Rx, Inc.                              $ 76,080                     1.8%
--------------------------------------------------------------------------------
Biosite Diagnostics, Inc.                        74,175                     1.7
--------------------------------------------------------------------------------
CIMA Labs, Inc.                                  72,852                     1.7
--------------------------------------------------------------------------------
Universal Health Services, Inc. Cl. B            71,808                     1.7
--------------------------------------------------------------------------------
Everest Re Group, Ltd.                           70,235                     1.6
--------------------------------------------------------------------------------
Quest Software, Inc.                             69,882                     1.6
--------------------------------------------------------------------------------
Priority Healthcare Corp. Cl. B                  69,560                     1.6
--------------------------------------------------------------------------------
Exar Corp.                                       64,020                     1.5
--------------------------------------------------------------------------------
DDI Corp.                                        63,882                     1.5
--------------------------------------------------------------------------------
Cooper Cameron Corp.                             63,060                     1.5
--------------------------------------------------------------------------------
                                               $695,554                    16.2%

MAJOR PORTFOLIO CHANGES
January 25, 2001* to April 30, 2001 (unaudited)
                                                  ------------------------------
                                                            Shares
                                                  ------------------------------
Purchases                                         Bought        Holdings 4/30/01
--------------------------------------------------------------------------------
FLAG Telecom Holdings, Ltd.                        5,900                   5,900
--------------------------------------------------------------------------------
Actuate Corp.                                      4,500                   4,500
--------------------------------------------------------------------------------
DDI Corp.                                          2,600                   2,600
--------------------------------------------------------------------------------
Priority Healthcare Corp. B Shares                 2,000                   2,000
--------------------------------------------------------------------------------
Iron Mountain, Inc.                                1,700                   1,700
--------------------------------------------------------------------------------
CIMA Labs, Inc.                                    1,300                   1,300
--------------------------------------------------------------------------------
Trimeris, Inc.                                     1,300                   1,300
--------------------------------------------------------------------------------
NetIQ Corp.                                        1,100                   1,100
--------------------------------------------------------------------------------
Everest Re Group, Ltd.                             1,100                   1,100
--------------------------------------------------------------------------------
Universal Health Services, Inc. CI. B                800                     800
--------------------------------------------------------------------------------

*     Commencement of operations.


--------------------------------------------------------------------------------
                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 7

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Company                                                   Shares          Value
--------------------------------------------------------------------------------

COMMON STOCKS-108.6%
Technology-34.5%
Communication Equipment-3.0%
Cabletron Systems, Inc.(a) ......................          3,000    $    47,040
Digital Lightwave, Inc.(a) ......................            800         33,680
New Focus, Inc.(a) ..............................          1,100         14,135
XM Satellite Radio Holdings, Inc.(a) ............          3,900         34,125
                                                                    -----------
                                                                        128,980
                                                                    -----------
Communication Services-0.3%
Metromedia Fiber Network, Inc. Cl. A(a) .........          2,500         12,725
                                                                    -----------

Computer Services-1.3%
Affiliated Computer Services, Inc. Cl. A(a) .....            800         57,600
                                                                    -----------

Contract Manufacturing-3.3%
DDI Corp.(a) ....................................          2,600         63,882
Plexus Corp.(a) .................................            600         18,432
Semtech Corp.(a)(b) .............................          2,000         57,540
                                                                    -----------
                                                                        139,854
                                                                    -----------
Networking Software-1.2%
Ixia(a) .........................................          2,000         34,000
Stratos Lightwave, Inc.(a) ......................          2,400         19,176
                                                                    -----------
                                                                         53,176
                                                                    -----------
Semiconductor Capital Equipment-3.1%
ASM International NV (Netherlands)(a) ...........          2,000         50,200
Credence Systems Corp.(a) .......................          1,000         23,750
LAM Research Corp.(a) ...........................          1,100         32,560
Varian Semiconductor Equipment
   Associates, Inc.(a) ..........................            600         27,330
                                                                    -----------
                                                                        133,840
                                                                    -----------
Semiconductor Components-8.2%
ChipPAC, Inc.(a) ................................          6,500         40,950
Conexant Systems, Inc.(a) .......................          2,500         26,875
Cypress Semiconductor Corp.(a) ..................          1,700         38,420
Elantec Semiconductor, Inc.(a) ..................          1,400         46,508
Intersil Holding Corp.(a)(b) ....................          1,900         61,256
Micrel, Inc.(a) .................................          1,100         37,356
Microchip Technology, Inc.(a) ...................          1,500         43,395
TranSwitch Corp.(a) .............................          1,500         26,025
Virata Corp.(a) .................................          2,300         31,280
                                                                    -----------
                                                                        352,065
                                                                    -----------


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8 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                   Shares          Value
--------------------------------------------------------------------------------

Software-9.2%
Actuate Corp.(a) ................................          4,500    $    56,295
Electronic Arts, Inc.(a) ........................            700         39,634
Informatica Corp.(a) ............................          2,200         55,550
Macrovision Corp.(a) ............................            600         34,308
Manugistics Group, Inc.(a) ......................            900         30,528
MatrixOne, Inc.(a) ..............................          2,000         48,080
Micromuse, Inc.(a) ..............................            600         29,700
NetIQ Corp.(a) ..................................          1,100         32,296
Quest Software, Inc.(a)(b) ......................          1,900         69,882
                                                                    -----------
                                                                        396,273
                                                                    -----------
Miscellaneous-4.9%
Aeroflex, Inc.(a) ...............................          2,700         40,257
Amphenol Corp. Cl. A(a) .........................          1,000         42,100
Exar Corp.(a) ...................................          2,200         64,020
Power-One, Inc.(a) ..............................          1,300         22,763
Tektronix, Inc.(a)(b) ...........................          1,800         43,560
                                                                    -----------
                                                                        212,700
                                                                    -----------
                                                                      1,487,213
                                                                    -----------
Health Care-29.1%
Biotechnology-7.0%
Aviron(a)(b) ....................................            900         44,289
Cephalon, Inc.(a)(b) ............................            800         50,960
CV Therapeutics, Inc.(a) ........................            800         37,848
Intermune Pharmaceuticals, Inc.(a) ..............          1,000         30,810
Matrix Pharmaceutical, Inc.(a) ..................          2,400         23,784
OSI Pharmaceuticals, Inc.(a) ....................            500         25,670
The Medicines Co.(a) ............................          1,500         16,275
Trimeris, Inc.(a) ...............................          1,300         45,721
United Therapeutics Corp.(a)(b) .................          2,200         26,400
                                                                    -----------
                                                                        301,757
                                                                    -----------
Drugs-8.1%
Alpharma, Inc. Cl. A ............................            600         13,572
Axcan Pharma, Inc. (Canada)(a)(b) ...............          3,700         39,072
CIMA Labs, Inc.(a)(b) ...........................          1,300         72,852
ICN Pharmaceuticals, Inc. .......................          1,300         33,306
King Pharmaceuticals, Inc.(a) ...................            800         33,704
Medicis Pharmaceutical Corp. Cl. A(a)(b) ........          1,200         59,640
Noven Pharmaceuticals, Inc.(a) ..................          1,400         30,058
OraPharma, Inc.(a) ..............................          3,300         20,790
SICOR, Inc.(a) ..................................          3,000         44,730
                                                                    -----------
                                                                        347,724
                                                                    -----------


--------------------------------------------------------------------------------
                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                   Shares          Value
--------------------------------------------------------------------------------

Medical Products-4.7%
Align Technology, Inc.(a)(b) ....................          2,200    $    19,250
Biosite Diagnostics, Inc.(a)(b) .................          1,500         74,175
Cytyc Corp.(a) ..................................          2,500         58,875
DUSA Pharmaceuticals, Inc.(a) ...................          2,000         29,920
INAMED Corp.(a) .................................            900         18,873
                                                                    -----------
                                                                        201,093
                                                                    -----------
Medical Services-7.5%
Bergen Brunswig Corp. Cl. A .....................          1,500         27,450
Caremark Rx, Inc.(a)(b) .........................          4,800         76,080
LifePoint Hospitals, Inc.(a) ....................          1,300         45,136
NBTY, Inc.(a) ...................................          2,500         31,000
Priority Healthcare Corp. Cl. B(a)(b) ...........          2,000         69,560
Universal Health Services, Inc. Cl. B(a)(b)  ....            800         71,808
                                                                    -----------
                                                                        321,034
                                                                    -----------
Miscellaneous-1.8%
HealthExtras, Inc.(a) ...........................          6,500         51,025
Millipore Corp. .................................            500         28,675
                                                                    -----------
                                                                         79,700
                                                                    -----------
                                                                      1,251,308
                                                                    -----------
Consumer Services-17.5%
Broadcasting & Cable-2.7%
Charter Communications, Inc. Cl. A(a) ...........            700         14,987
Cox Radio, Inc.(a)(b) ...........................          2,000         51,600
Hispanic Broadcasting Corp.(a) ..................            600         14,382
Mediacom Communications Corp. Cl. A(a) ..........            300          6,075
Sirius Satellite Radio, Inc.(a) .................          1,500         15,465
ValueVision International, Inc. Cl. A(a) ........            900         15,975
                                                                    -----------
                                                                        118,484
                                                                    -----------
Printing & Publishing-0.9%
Barnes & Noble, Inc.(a) .........................          1,200         38,148
                                                                    -----------

Restaurants & Lodging-0.8%
Brinker International, Inc.(a) ..................            200          5,740
Papa John's International, Inc. (a)(b) ..........          1,000         27,900
                                                                    -----------
                                                                         33,640
                                                                    -----------
Retail - General Merchandise-6.6%
American Eagle Outfitters, Inc.(a)(b) ...........            900         33,498
CDW Computer Centers, Inc.(a)(b) ................          1,200         48,504
Dollar Tree Stores, Inc.(a)(b) ..................          2,000         41,840
Haverty Furniture Companies, Inc. ...............          2,000         28,000
MSC Industrial Direct Co., Inc. Cl. A(a) ........          2,300         36,915
Too, Inc.(a) ....................................          1,700         33,847
Ultimate Electronics, Inc.(a) ...................            700         17,430
Venator Group, Inc.(a) ..........................          1,400         18,536
Williams-Sonoma, Inc.(a)(b) .....................            800         24,056
                                                                    -----------
                                                                        282,626
                                                                    -----------


--------------------------------------------------------------------------------
10 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                   Shares          Value
--------------------------------------------------------------------------------

Miscellaneous-6.5%
Concord Camera Corp.(a) .........................          1,100    $     7,095
Edison Schools, Inc.(a) .........................            200          3,856
Iron Mountain, Inc.(a)(b) .......................          1,700         61,455
ScanSource, Inc.(a) .............................            800         38,520
SmartForce Plc. (ADR) (Ireland)(a)(b) ...........          1,500         53,985
Strayer Education, Inc.(b) ......................          1,300         54,210
West Corp.(a)(b) ................................          2,400         60,120
                                                                    -----------
                                                                        279,241
                                                                    -----------
                                                                        752,139
                                                                    -----------
Finance-9.6%
Banking - Regional-0.9%
Greater Bay Bancorp .............................          1,500         40,965
                                                                    -----------

Brokerage & Money Management-1.1%
BlackRock, Inc.(a) ..............................            700         23,660
Investment Technology Group, Inc.(a) ............            500         24,375
                                                                    -----------
                                                                         48,035
                                                                    -----------
Insurance-5.1%
Arthur J. Gallagher & Co.(b) ....................          2,200         55,484
Everest Re Group, Ltd. (Bermuda)(b) .............          1,100         70,235
Reinsurance Group of America, Inc. ..............          1,400         47,180
RenaissanceRe Holdings, Ltd. (Bermuda) ..........            700         44,730
                                                                    -----------
                                                                        217,629
                                                                    -----------
Miscellaneous-2.5%
AmeriCredit Corp.(a) ............................            700         32,452
Investors Financial Services Corp.(b) ...........            300         21,462
Radian Group, Inc.(b) ...........................            700         54,250
                                                                    -----------
                                                                        108,164
                                                                    -----------
                                                                        414,793
                                                                    -----------
Energy-5.7%
Domestic Producers-3.3%
Capstone Turbine Corp.(a) .......................            900         26,370
Kerr-McGee Corp. ................................            800         57,320
Newfield Exploration Co.(a) .....................          1,600         57,600
                                                                    -----------
                                                                        141,290
                                                                    -----------
Oil Service-2.4%
Coflexip SA (ADR) (France) ......................            700         50,925
Spinnaker Exploration Co.(a)(b) .................          1,200         54,600
                                                                    -----------
                                                                        105,525
                                                                    -----------
                                                                        246,815
                                                                    -----------
Capital Goods-5.5%
Electrical Equipment-2.3%
C & D Technologies, Inc. ........................          1,200         42,576
L-3 Communications Holdings, Inc.(a) ............            700         54,075
                                                                    -----------
                                                                         96,651
                                                                    -----------


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)          Value
--------------------------------------------------------------------------------

Machinery-2.1%
Cooper Cameron Corp.(a) .........................          1,000    $    63,060
Grant Prideco, Inc.(a) ..........................          1,400         28,000
                                                                    -----------
                                                                         91,060
                                                                    -----------
Pollution Control-1.1%
Tetra Tech, Inc.(a)(b) ..........................          2,000         48,840
                                                                    -----------
                                                                        236,551
                                                                    -----------
Basic Industry-2.3%
Chemicals-1.1%
OM Group, Inc. ..................................            900         49,230
                                                                    -----------

Paper & Forest Products-1.2%
Pactiv Corp.(a) .................................          3,600         50,328
                                                                    -----------
                                                                         99,558
                                                                    -----------
Transportation-1.4%
Air Freight-1.4%
C.H. Robinson Worldwide, Inc. ...................          1,100         29,766
Expeditors International of Washington, Inc. ....            600         30,018
                                                                    -----------
                                                                         59,784
                                                                    -----------
Utilities-1.3%
Miscellaneous-1.3%
FLAG Telecom Holdings, Ltd. (Bermuda)(a) ........          5,900         36,875
GT Group Telecom, Inc. (Canada)(a) ..............          3,700         20,350
                                                                    -----------
                                                                         57,225
                                                                    -----------
Consumer Staples-1.0%
Food-1.0%
Performance Food Group Co.(a)(b) ................            800         43,176
                                                                    -----------

Consumer Manufacturing-0.7%
Building & Related-0.7%
Lennar Corp. ....................................            700         30,639
                                                                    -----------

Total Common Stocks
   (cost $4,740,712) ............................                     4,679,201
                                                                    -----------

SHORT TERM INVESTMENT-7.0%
Time Deposit-7.0%
Bank of Scotland
   4.63%, 5/01/01
   (cost $300,000) ..............................        $   300        300,000
                                                                    -----------


--------------------------------------------------------------------------------
12 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                   Shares          Value
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT-(2.9%)
Adolor Corp.(a) .................................          1,300    $   (20,865)
Novoste Corp.(a) .............................          1,000        (20,330)
Orient-Express Hotel, Ltd. Cl. A (Bermuda)(a) ...          1,100        (18,700)
Specialty Laboratories, Inc.(a) .................          1,000        (33,400)
Trigon Healthcare, Inc.(a) ......................            500        (30,105)
                                                                    -----------

Total Securities Sold Short
   (proceeds $108,821) ..........................                      (123,400)
                                                                    -----------

Total Investments, Net of Securities
   Sold Short-112.7%
   (cost $4,931,891) ............................                     4,855,801
Other assets less liabilities-(12.7)% ...........                      (548,830)
                                                                    -----------

Net Assets-100% .................................                   $ 4,306,971
                                                                    ===========

(a)   Non-income producing security.

(b) Securities, or a portion thereof, with an aggregate market value of $1,641,539 have been segregated to collateralize short sales.

      Glossary:

      ADR - American Depositary Receipt.

      See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 13

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2001 (unaudited)

Assets
Investments in securities, at value
   (cost $5,040,712) .........................................      $ 4,979,201
Cash .........................................................           45,067
Receivable for investment securities sold ....................          484,808
Deferred offering costs ......................................          105,411
Receivable from Adviser ......................................           41,848
Receivable for capital stock sold ............................           17,500
Dividends and interest receivable ............................               93
                                                                    -----------
Total assets .................................................        5,673,928
                                                                    -----------
Liabilities
Securities sold short, at value (proceeds $108,821) ..........          123,400
Payable for investment securities purchased ..................          953,996
Payable to the Adviser for organizational expense ............            8,781
Distribution fee payable .....................................            2,227
Accrued expenses and other liabilites ........................          278,553
                                                                    -----------
Total liabilities ............................................        1,366,957
                                                                    -----------
Net Assets ...................................................      $ 4,306,971
                                                                    ===========
Composition of Net Assets
Capital stock, at par ........................................      $       463
Additional paid-in capital ...................................        4,578,342
Accumulated net investment loss ..............................          (26,655)
Accumulated net realized loss on investments .................         (169,089)
Net unrealized depreciation of investments ...................          (76,090)
                                                                    -----------
                                                                    $ 4,306,971
                                                                    ===========
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,765,263/189,415 shares of capital stock
   issued and outstanding) ...................................            $9.32
Sales charge--4.25% of public offering price .................              .41
                                                                          -----
Maximum offering price .......................................            $9.73
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($1,641,943/176,472 shares of capital stock
   issued and outstanding) ...................................            $9.30
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($899,765/96,739 shares of capital stock
   issued and outstanding) ...................................            $9.30
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
January 25, 2001* to April 30, 2001 (unaudited)

Investment Income
Interest .......................................      $   7,639
Dividends ......................................          1,217       $   8,856
                                                      ---------
Expenses
Advisory fee ...................................         14,166
Distribution fee - Class A .....................          1,219
Distribution fee - Class B .....................          3,717
Distribution fee - Class C .....................          1,928
Transfer agency ................................         50,670
Custodian ......................................         39,330
Amortization of offering costs .................         37,089
Administrative .................................         31,750
Audit and legal ................................         22,420
Printing .......................................         19,820
Repayment to Adviser (See Note B) ..............         13,500
Registration ...................................          8,550
Directors' fees ................................          1,805
Miscellaneous ..................................          2,660
                                                      ---------
Total expenses .................................        248,624
Less: expenses waived and reimbursed
   by the Adviser (see Note B) .................       (213,113)
                                                      ---------
Net expenses ...................................                         35,511
                                                                      ---------
Net investment loss ............................                        (26,655)
                                                                      ---------
Realized and Unrealized Gain (Loss)
on Investments and Short Sales
Net realized loss on investment
   transactions ................................                       (169,089)
Net change in unrealized appreciation/
   depreciation of investments and
   short sales .................................                        (76,090)
                                                                      ---------
Net loss on investments .....................                       (245,179)
                                                                      ---------
Net Decrease in Net Assets
   from Operations .............................                      $(271,834)
                                                                      =========

*     Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 15

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                    January 25,
                                                                     2001* to
                                                                  April 30, 2001
                                                                    (unaudited)
                                                                  ==============
Increase (Decrease) in Net Assets
from Operations
Net investment loss .........................................       $   (26,655)
Net realized loss on investment transactions ................          (169,089)
Net change in unrealized appreciation/
   depreciation of investments and short sales ..............           (76,090)
                                                                    -----------
Net decrease in net assets from operations ..................          (271,834)
Capital Stock Transactions
Net increase ................................................         4,578,805
                                                                    -----------
Total increase ..............................................         4,306,971
Net Assets
Beginning of period ......................................                -0-
                                                                    -----------
End of period ...............................................       $ 4,306,971
                                                                    ===========

*     Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Select Investors Series, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of four portfolios, the Premier Portfolio, the Technology Portfolio, the BioTechnology Portfolio and the Small Cap Growth Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Small Cap Growth Portfolio. The Small Cap Growth Portfolio (the "Fund") commenced operations on January 25, 2001. The Fund offers Class A, Class B, and Class C shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or, if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by,


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign debt investments and forward exchange currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized appreciation/ depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $13,500 were charged to the Fund as incurred prior to commencement of operations. Offering expenses of $142,500 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income (or expense on securities sold short) is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.


--------------------------------------------------------------------------------
18 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a monthly fee at an annualized rate of 1.25% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the Russell 2500 Growth Index (the "Index"). For the period from February 1, 2001 through January 31, 2002, the Adviser will receive a minimum fee, payable monthly, equal to .75%, annualized, of the average daily net assets of the Fund for each day included in such annual period. The fee paid to the Adviser for this period may be increased to 1.75%, based on the investment performance of the Class A shares of the Fund in relation to the investment record of the Index. The fee will equal 1.25%, annualized, if the performance of Class A shares equals the performance of the Index. The performance period for each such month will be from February 1, 2001 through the current calendar month, until the Advisory Agreement has been in effect for 36 full calendar months, when it will become a rolling 36-month period ending with the current calendar month. For any period prior to February 1, 2001, the Adviser received a fee equal to .75%, annualized, of the average daily net assets of the Fund, without any performance adjustment. During the period ended April 30, 2001, the effective advisory fee was at the annualized rate of 1.46% of the Fund's average daily net assets.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from January 25, 2001 (commencement of operations of the Fund) to January 31, 2002, to the extent necessary to prevent total Fund operating expenses from exceeding the annual rate of 3.25% of average daily net assets for Class A shares and 3.95% for Class B shares and Class C shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than January 31, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. During the period ending April 30, 2001 the Small Cap Growth Portfolio


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

paid $13,500 of organization expenses to the Adviser. For the period ended April 30, 2001, expenses in the amount of $181,363 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended April 30, 2001, the Adviser agreed to waive its fees for such services. Such waiver amounted to $31,750.

The Fund compensates Alliance Global Investor Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $33,725 for the period ended April 30, 2001.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $403 from the sales of Class A shares and $37,840 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the period ended April 30, 2001.

Brokerage commissions paid on investment transactions for the period ending April 30, 2001 amounted to $4,921, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $55,070 and $92,601 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $6,613,253 and $1,812,274, respectively, for the period ended April 30, 2001. There were no purchases or sales of U.S. government or government agency


--------------------------------------------------------------------------------
20 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

obligations for the period ended April 30, 2001.

At April 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $402,553 and gross unrealized depreciation of investments was $464,064 resulting in net unrealized depreciation of $61,511 (excluding short sales and foreign currency transactions).

Securities Sold Short

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of the replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

NOTE E

Capital Stock

There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                            --------------       --------------
                                                Shares               Amount
                                            --------------       --------------
                                               January 25,          January 25,
                                                  2001* to             2001* to
                                            April 30, 2001       April 30, 2001
                                               (unaudited)          (unaudited)
                                            -----------------------------------
Class A
Shares sold                                        198,548          $ 1,959,794
-------------------------------------------------------------------------------
Shares redeemed                                     (9,133)             (72,070)
-------------------------------------------------------------------------------
Net increase                                       189,415          $ 1,887,724
===============================================================================

Class B
Shares sold                                        177,672          $ 1,762,410
-------------------------------------------------------------------------------
Shares redeemed                                     (1,200)             (11,906)
-------------------------------------------------------------------------------
Net increase                                       176,472          $ 1,750,504
===============================================================================

Class C
Shares sold                                         96,739          $   940,577
-------------------------------------------------------------------------------
Net increase                                        96,739          $   940,577
===============================================================================

*     Commencement of operations.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended April 30, 2001.


--------------------------------------------------------------------------------
22 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding For The Period

                                                      -----------     -----------     -----------
                                                        Class A         Class B         Class C
                                                      -----------     -----------     -----------
                                                      January 25,     January 25,     January 25,
                                                       2001(a) to     2001(a) to       2001(a) to
                                                        April 30,       April 30,       April 30,
                                                             2001            2001            2001
                                                      (unaudited)     (unaudited)     (unaudited)
                                                      -------------------------------------------
Net asset value, beginning of period ..............        $10.00          $10.00          $10.00
                                                      -------------------------------------------
Income From Investment Operations
Net investment loss(b)(c) .........................          (.05)           (.07)           (.07)
Net realized and unrealized loss on investment
  transactions ....................................          (.63)           (.63)           (.63)
                                                      -------------------------------------------
Net decrease in net asset value from operations ...          (.68)           (.70)           (.70)
                                                      -------------------------------------------
Net asset value, end of period ....................        $ 9.32          $ 9.30          $ 9.30
                                                      ===========================================
Total Return
Total investment return based on net asset value(d)         (6.80)%         (7.00)%         (7.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........        $1,765          $1,642          $  900
Ratio of expenses to average net assets of:
  Expenses, net of waivers/reimbursements(e) ......          3.25%           3.98%           3.95%
  Expenses, before waivers/reimbursements(e) ......         21.82%          22.78%          22.74%
  Net investment loss, net of
    waivers/reimbursements(e) .....................         (2.34)%         (3.03)%         (3.05)%
Portfolio turnover rate ...........................           123%            123%            123%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 23

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

basis point (bp)

One basis point equals 0.01%.

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

Refers to a distinct part of the economy, for example, the technology sector.

small capitalization

Refers to a company with a relatively small market capitalization.


--------------------------------------------------------------------------------
24 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 25

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements

      Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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26 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Bruce Aronow, Vice President
Thomas Bardong, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.


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                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 27

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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28 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO
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Alliance Select Investor Series
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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